Quarterly Report
February 28, 2025
MFS®  International Growth Fund
FGF-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace & Defense – 1.9%
Rolls-Royce Holdings PLC (a)	27,518,806	$258,553,634
Singapore Technologies Engineering Ltd.	19,121,800	76,660,300
		$335,213,934
Alcoholic Beverages – 4.4%
Diageo PLC	7,970,646	$216,595,669
Heineken N.V.	5,087,846	431,186,334
Pernod Ricard S.A.	1,391,168	149,552,769
		$797,334,772
Apparel Manufacturers – 3.3%
Burberry Group PLC	3,758,032	$52,081,160
Kering S.A.	274,745	78,167,147
LVMH Moet Hennessy Louis Vuitton SE	630,957	458,442,169
		$588,690,476
Brokerage & Asset Managers – 2.5%
Deutsche Boerse AG	1,158,530	$302,339,172
London Stock Exchange Group PLC	974,150	145,381,887
		$447,721,059
Business Services – 3.8%
Compass Group PLC	5,341,480	$187,053,231
Experian PLC	5,058,090	241,626,693
Nomura Research Institute Ltd.	5,702,200	191,648,396
Sodexo	877,838	67,716,752
		$688,045,072
Chemicals – 0.5%
UPL Ltd.	12,533,799	$90,662,035
Computer Software – 8.4%
Dassault Systemes SE	4,790,785	$190,406,051
Kingsoft Corp.	12,908,800	66,826,041
OBIC Co. Ltd.	5,220,200	150,393,376
Oracle Corp. Japan	1,223,900	116,769,132
SAP SE	3,117,340	861,632,776
Totvs S.A.	10,419,000	61,866,490
Wisetech Global Ltd.	1,175,160	66,839,260
		$1,514,733,126
Computer Software - Systems – 7.3%
Amadeus IT Group S.A.	5,264,414	$400,237,822
Cap Gemini S.A.	1,840,364	287,081,885
Hitachi Ltd.	24,802,400	627,737,689
		$1,315,057,396
Construction – 0.4%
James Hardie Industries PLC, GDR (a)	293,063	$9,346,515
Kingspan Group PLC	729,172	60,481,975
		$69,828,490
Consumer Products – 2.8%
AmorePacific Corp.	1,060,248	$85,223,266
Haleon PLC	24,443,165	122,588,479
KOSE Corp.	302,100	12,791,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	4,224,273	$279,091,137
		$499,694,696
Electrical Equipment – 3.6%
Schneider Electric SE	2,622,627	$647,723,472
Electronics – 5.7%
ASML Holding N.V.	228,704	$162,366,039
Taiwan Semiconductor Manufacturing Co. Ltd.	28,012,000	860,320,201
		$1,022,686,240
Energy - Independent – 0.7%
Reliance Industries Ltd.	8,989,120	$123,676,764
Entertainment – 0.2%
Lottery Corp. Ltd.	9,372,052	$27,757,471
Food & Beverages – 3.2%
Nestle S.A.	6,024,855	$581,300,590
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	3,932,100	$70,637,485
Gaming & Lodging – 2.9%
Aristocrat Leisure Ltd.	3,678,760	$164,944,718
Flutter Entertainment PLC (a)	974,979	273,569,358
Sands China Ltd. (a)	37,038,000	85,015,675
		$523,529,751
General Merchandise – 0.3%
Pan Pacific International Holdings Corp.	1,999,993	$53,252,664
Insurance – 2.2%
AIA Group Ltd.	48,909,200	$374,611,581
Ping An Insurance Co. of China Ltd., “H”	4,845,500	28,758,147
		$403,369,728
Interactive Media Services – 1.2%
LY Corp.	29,887,200	$101,088,982
NAVER Corp.	832,206	117,756,950
		$218,845,932
Leisure & Toys – 1.3%
Tencent Holdings Ltd.	3,786,300	$233,009,069
Machinery & Tools – 6.1%
Assa Abloy AB	10,509,120	$324,217,480
Delta Electronics, Inc.	15,114,000	179,583,792
GEA Group AG	3,995,283	230,848,981
RB Global, Inc.	3,602,503	368,479,968
		$1,103,130,221
Major Banks – 1.4%
DBS Group Holdings Ltd.	7,469,640	$254,306,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.1%
EssilorLuxottica	1,619,603	$481,476,449
Qiagen N.V.	4,033,435	154,099,773
Sonova Holding AG	430,068	138,161,448
Terumo Corp.	7,957,800	141,881,168
		$915,618,838
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	19,347,400	$65,179,198
Oil Services – 0.5%
Tenaris S.A.	4,472,862	$84,057,799
Other Banks & Diversified Financials – 4.6%
Credicorp Ltd.	922,360	$168,810,327
Element Fleet Management Corp.	8,598,093	171,991,575
Grupo Financiero Banorte S.A. de C.V.	16,765,312	118,141,860
HDFC Bank Ltd.	12,031,204	239,137,605
Kasikornbank Co. Ltd.	13,940,500	61,803,666
Kotak Mahindra Bank Ltd.	3,369,019	73,498,466
		$833,383,499
Pharmaceuticals – 7.7%
AstraZeneca PLC	2,001,476	$303,084,476
Daiichi Sankyo Co. Ltd.	4,500,900	103,616,745
Merck KGaA	848,314	119,723,774
Novo Nordisk A.S., “B”	2,475,213	224,385,144
Roche Holding AG	1,906,825	635,103,277
		$1,385,913,416
Precious Metals & Minerals – 3.6%
Agnico Eagle Mines Ltd.	3,726,177	$358,954,407
Franco-Nevada Corp.	1,975,075	281,923,441
		$640,877,848
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	1,907,924	$148,611,685
Restaurants – 0.6%
Yum China Holdings, Inc.	1,544,737	$76,325,455
Yum China Holdings, Inc.	659,350	32,590,010
		$108,915,465
Specialty Chemicals – 7.1%
Air Liquide S.A.	1,892,462	$348,676,183
Akzo Nobel N.V.	1,422,347	88,347,677
Linde PLC	955,886	446,446,556
Resonac Holdings Corp.	4,408,200	102,745,300
Sika AG	473,883	120,649,171
Symrise AG	1,706,269	171,902,183
		$1,278,767,070
Specialty Stores – 1.8%
Alibaba Group Holding Ltd.	8,630,500	$142,929,350
Zalando SE (a)	3,916,985	140,900,325
ZOZO, Inc.	1,550,200	48,598,948
		$332,428,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 0.1%
Advanced Info Service Public Co. Ltd.	1,749,900	$14,082,157
Total Common Stocks		$17,418,042,465
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.38% (v)	374,098,183	$374,135,593

Other Assets, Less Liabilities – 1.1%		196,480,204
Net Assets – 100.0%		$17,988,658,262
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $374,135,593 and $17,418,042,465, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$2,709,242,877	$—	$2,709,242,877
Germany	676,574,711	1,304,872,273	—	1,981,446,984
United Kingdom	—	1,806,056,366	—	1,806,056,366
Japan	—	1,721,161,699	—	1,721,161,699
Switzerland	581,300,590	893,913,896	—	1,475,214,486
Canada	1,329,961,076	—	—	1,329,961,076
Taiwan	—	1,039,903,993	—	1,039,903,993
United States	720,015,914	—	—	720,015,914
Netherlands	—	681,900,050	—	681,900,050
Other Countries	978,423,551	2,974,715,469	—	3,953,139,020
Investment Companies	374,135,593	—	—	374,135,593
Total	$4,660,411,435	$13,131,766,623	$—	$17,792,178,058
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$232,641,263	$1,697,558,122	$1,556,115,923	$68,879	$(16,748)	$374,135,593
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,048,470	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2025, are as follows:
France	15.1%
Germany	11.0%
United Kingdom	10.0%
Japan	9.6%
Switzerland	8.2%
Canada	7.4%
United States	7.2%
Taiwan	5.8%
Netherlands	3.8%
Other Countries	21.9%